PROVISIONS AND CONTINGENT LIABILITIES - Significant changes in the provisions of financial guarantees and loan commitments (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	$ 17,361,475
Ending Balance	16,822,754	$ 17,361,475
Allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	127,659	140,001
Net remeasurement of loss allowance	26,368	(4,010)
Provisions used during the period	62,943	36,089
Provisions reversed during the period	(69,200)	(49,853)
Translation adjustment	561	5,432
Ending Balance	148,331	127,659
12-month expected credit losses | Allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Net remeasurement of loss allowance	8,922	(40,899)
Life time Expected Credit Losses Not Credit impaired Member [Member] | Allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Net remeasurement of loss allowance	41,981	20,717
Life time Expected Credit Losses Credit impaired Member [Member] | Allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Net remeasurement of loss allowance	(24,535)	16,172
Stage 1 | Allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	112,754	125,189
Net remeasurement of loss allowance	10,530	(24,851)
Provisions used during the period	57,377	28,360
Provisions reversed during the period	(61,265)	(20,459)
Translation adjustment	469	4,515
Ending Balance	119,865	112,754
Stage 1 | 12-month expected credit losses | Allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Net remeasurement of loss allowance	44,126	(16,727)
Stage 1 | Life time Expected Credit Losses Not Credit impaired Member [Member] | Allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Net remeasurement of loss allowance	(28,589)	(5,216)
Stage 1 | Life time Expected Credit Losses Credit impaired Member [Member] | Allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Net remeasurement of loss allowance	(5,007)	(2,908)
Stage 2 | Allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	14,890	14,502
Net remeasurement of loss allowance	15,810	3,239
Provisions used during the period	5,564	988
Provisions reversed during the period	(7,923)	(4,757)
Translation adjustment	92	918
Ending Balance	28,433	14,890
Stage 2 | 12-month expected credit losses | Allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Net remeasurement of loss allowance	(35,204)	(20,644)
Stage 2 | Life time Expected Credit Losses Not Credit impaired Member [Member] | Allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Net remeasurement of loss allowance	70,573	33,702
Stage 2 | Life time Expected Credit Losses Credit impaired Member [Member] | Allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Net remeasurement of loss allowance	(19,559)	(9,819)
Stage 3 | Allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	15	310
Net remeasurement of loss allowance	28	17,602
Provisions used during the period	2	6,741
Provisions reversed during the period	(12)	(24,637)
Translation adjustment	0	(1)
Ending Balance	33	15
Stage 3 | 12-month expected credit losses | Allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Net remeasurement of loss allowance	0	(3,528)
Stage 3 | Life time Expected Credit Losses Not Credit impaired Member [Member] | Allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Net remeasurement of loss allowance	(3)	(7,769)
Stage 3 | Life time Expected Credit Losses Credit impaired Member [Member] | Allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Net remeasurement of loss allowance	$ 31	$ 28,899